Income or Loss from Deregistration of Subsidiaries	12 Months Ended
Jun. 30, 2024
Income or Loss from Deregistration of Subsidiaries [Abstract]
INCOME OR LOSS FROM DEREGISTRATION OF SUBSIDIARIES
19.	INCOME OR LOSS FROM DEREGISTRATION OF SUBSIDIARIES

For the years ended June 30, 2024, 2023 and 2022, the Group closed several subsidiaries through the deregistration procedures of local governmental and corporate service institutions. Those subsidiaries had little business operations for years. As a result, the Group recognized income from deregistration of subsidiaries of a total of $79,202 for the year ended June 30, 2024, and loss from deregistration of subsidiaries in collective amounts of $347,423 and $77,407, 2023 and 2022, respectively.